SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of restated consolidated statements
	2020	2020	2020
In thousands of USD	As previously reported	Effect of adjustment – sale of mining machines	As restated
Revenue	168,850	17,537	186,387
Cost of revenue	(192,027)	(17,537)	(209,564)
Restated consolidated statements of cash flows

	2020	2020	2020
In thousands of USD	As previously reported	Effect of adjustment— sale of mining machines	As restated
Cash flows from operating activities	(124,395)	15,219	(109,176)
Cash flows from investing activities	77,961	(15,219)	62,742

	2021	2021	2021
In thousands of USD	As previously reported	Effect of adjustment— disposal of cryptocurrencies	As restated
Cash flows from operating activities	454,656	(507,122)	(52,466)
Cash flows from investing activities	(112,553)	507,122	394,569

Summary of expected useful lives of Property, plant and equipment
•	Buildings	20 years
•	Land	Unlimited
•	Machinery	3 – 10 years
•	Electronic equipment	3 – 7 years
•	Leasehold improvements	3 years

Schedule of Estimated Useful Life of Investment Property
•	Buildings	15 years
•	Leasehold land	15 years
•	Machinery, fixtures as part of the buildings	3 – 8 years

Schedule of contracts with customers, Revenue
The Group derives revenues in the following major categories:

	Periods ended June 30,
In thousands of USD	2022	2023
Self-mining business	41,010	34,713
Cloud hash rate
Hash rate subscription	46,861	21,877
Electricity subscription	24,583	13,994
Additional consideration from acceleration plan arrangements	3,449	168
Sales of mining machines	442	2
Cloud hosting arrangements(2)	6,787	1,805
Membership hosting	—	40,435
General hosting	53,000	49,911
Others(1)	3,487	3,498
Total revenues	179,619	166,403

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2022 and 2023.

Details of revenues for each category are as follows:

	Years ended December 31,
	2020	2021	2022
In thousands of USD	(Restated)
Self-mining	88,493	191,693	62,359
Cloud hash rate
Hash rate subscription	31,389	53,952	77,862
Electricity subscription	45,242	35,113	39,525
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	1,657	35,140	3,954
Sales of mining machines	15,844	45,693	705
Cloud hosting arrangements(2)	2,929	7,568	12,723
General hosting	—	18,312	99,251
Membership hosting	—	—	26,056
Others(1)	833	7,190	10,907
Total revenues	186,387	394,661	333,342

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2020, 2021 and 2022.

Schedule of disaggregated revenue data by geographical region
Disaggregated revenue data by geographical region in terms of the customer’s location within the operating segment is as follows:

	Periods ended June 30,
In thousands of USD	2022	2023
Singapore	5,167	12,073
Asia, excluding Singapore	97,630	47,458
North America	59,658	100,118
Europe	11,251	5,194
Others	5,913	1,560
Total	179,619	166,403
Selected assets of mining machines, property plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Singapore	46,306	48,599
Asia, excluding Singapore	—	21,996
North America	170,439	167,035
Europe	45,540	48,206
Total	262,285	285,836

	Years ended December 31,
	2020	2021	2022
In thousands of USD	(Restated)
Singapore	90,808	79,537	27,591
Asia, excluding Singapore	57,146	211,805	136,901
North America	24,063	75,559	141,174
Europe	7,755	15,487	19,075
Others	6,615	12,273	8,601
Total	186,387	394,661	333,342
	At December 31,
	2021	2022
Singapore	7,481	46,306
North America	181,864	170,439
Europe	18,797	45,540
Total	208,142	262,285

Schedule of new standards and interpretations
Standard/Interpretation	Application Date of Standard	Application Date for the Group
Amendments to IFRS 1, Subsidiary as a First-time Adopter	January 1, 2022	January 1, 2022
Amendments to IFRS 9, Derecognition of Financial Liabilities	January 1, 2022	January 1, 2022
Amendments to IFRS 3, Reference to the Conceptual Framework	January 1, 2022	January 1, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022	January 1, 2022
Amendments to IAS 37, Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022	January 1, 2022
Standard/Interpretation	Application Date for the Group
IFRS 17, Insurance Contracts and Amendments to Address Concerns and Implementation Challenges	January 1, 2023
Amendments to IFRS 4, Expiry Date of the Deferral Approach	January 1, 2023
Amendments to IAS 1, Making Materiality Judgement	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8, Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Initial Application of IFRS 17 and IFRS 9—Comparative Information	January 1, 2023
Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2024
Amendments to IAS 1, Classification of Debt with Covenants	January 1, 2024
Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee	January 1, 2024